Net Finance Costs - Summary of Net Finance Costs (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Interest expense using the effective interest rate method:
Interest on bank loans, overdrafts and all other borrowings	$ 660	$ 558	$ 1,168
Interest capitalised at 4.94% (31 December 2017: 3.86%; 30 June 2018: 4.24%)	(109)	(59)	(139)
Interest on finance leases	23	29	59
Discounting on provisions and other liabilities	223	211	414
Other gains and losses
Fair value change on hedged loans	106	93	(265)
Fair value change on hedging derivatives	(148)	(26)	329
Exchange variations on net debt	11	(75)	(19)
Other	6	6	20
Total Financial expenses	772	737	1,567
Financial income
Interest income	(239)	(79)	(322)
Net finance costs	$ 533	$ 658	$ 1,245